Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allied Asset Advisors Funds
Entity Central Index Key	0001105877
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class K
Shareholder Report [Line Items]
Fund Name	Iman Fund
Class Name	Class K
Trading Symbol	IMANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Iman Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
Additional Information Phone Number	1-888-386-3785
Additional Information Website	https://investaaa.com/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K1	$121	0.99%
[1]
Expenses Paid, Amount	$ 121	[1]
Expense Ratio, Percent	0.99%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Iman Fund (IMANX) – One-Year Performance Summary
The  Iman Fund delivered an exceptional year, outperforming both conventional and Islamic equity benchmarks while maintaining its disciplined Shariah-compliant investment strategy.
For the one-year period ending May 31, 2026, the Fund returned  44.98%, compared with 29.78% for the S&P 500, and 37.86% for the Dow Jones Islamic Market World Index. This represents outperformance of 15.13 percentage points over the S&P 500, and 7.05 percentage points over the Dow Jones Islamic Market World Index.
Factors Contributing to Performance:
• Technology Leadership: The Fund maintained a meaningful overweight position in high-quality technology companies. Continued investment in businesses benefiting from artificial intelligence, cloud computing, semiconductor demand, and digital infrastructure provided a significant tailwind as these segments remained among the strongest performers in the market.
• Energy Exposure: Unlike many traditional growth funds, the Iman Fund also benefited from a meaningful allocation to energy-related companies. Strong earnings, disciplined capital allocation, and resilient commodity prices enabled the energy sector to contribute positively to overall returns while providing diversification away from technology.
• High-Conviction Portfolio: The Fund’s focused investment approach allowed its strongest investment ideas to have a meaningful impact on performance. Rather than closely tracking an index, the portfolio emphasizes companies with durable competitive advantages, strong balance sheets, attractive valuations, and long-term earnings growth.
• Disciplined Shariah Screening: The Fund’s rigorous Shariah screening naturally excludes highly leveraged businesses and interest-based financial institutions. While these exclusions can create periods of relative underperformance, they also tend to result in a portfolio of companies with stronger financial characteristics and lower leverage, which has benefited investors during the recent market environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class K (without sales charge)	44.98	12.14	14.30
Dow Jones Islamic Market World Index TR	37.86	11.90	14.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://investaaa.com/literature/for more recent performance information.
Net Assets	$ 268,800,368
Holdings Count | $ / shares	119
Advisory Fees Paid, Amount	$ 1,575,446
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$268,800,368	Net Advisory Fee	$1,575,446
Number of Holdings	119	Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry	(%)
Semiconductor & Other Elec. Component Mfg.	26.2%
Computer Systems Design & Related Services	11.5%
Communications Equipment Manufacturing	9.1%
Software Publishers	6.3%
Pharmaceutical & Medicine Manufacturing	6.1%
Medical Equipment & Supplies Manufacturing	3.9%
Oil & Gas Extraction	3.8%
Petroleum & Coal Products Manufacturing	3.0%
Metal Ore Mining	3.0%
Cash & Other	27.1%

Top 10 Issuers	(%)
Alphabet, Inc.	9.5%
Apple, Inc.	8.0%
NVIDIA Corp.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.4%
Microsoft Corp.	5.3%
Micron Technology, Inc.	3.7%
Exxon Mobil Corp.	3.5%
Eli Lilly & Co.	3.4%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.8%

Material Fund Change [Text Block]	HOW HAS THE FUND CHANGED? The Fund has not had any material changes during the period covered by this report.
Updated Prospectus Web Address	https://investaaa.com/literature/

[1]
1	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term. Without this waiver, the costs shown above may have been higher.